Supplement dated September 30, 2024 to the

Prospectus and Statement of Additional Information, each dated August 14, 2024.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Long Funds	Short Funds
Tradr 2X Long SOXX Quarterly ETF (Ticker: SEMQ)	Tradr 2X Short SPY Weekly ETF (Ticker: WSPY)
Tradr 1.75X Long FXI Weekly ETF (Ticker: FXIW)	Tradr 2X Short SPY Monthly ETF (Ticker: MSPY)
Tradr 1.75X Long FXI Monthly ETF (Ticker: FXIM)	Tradr 1.75X Short SPY Quarterly ETF (Ticker: QSPY)
Tradr 1.75X Long FXI Quarterly ETF (Ticker: FXIQ)	Tradr 2X Short Triple Q Weekly ETF (Ticker: WQQQ)
Tradr 2X Long IWM Weekly ETF (Ticker: IWMD)	Tradr 2X Short Triple Q Monthly ETF (Ticker: DQQQ)
Tradr 2X Long IWM Monthly ETF (Ticker: IWMM)	Tradr 1.75X Short Triple Q Quarterly ETF (Ticker: SQQ)
Tradr 2X Long IWM Quarterly ETF (Ticker: IWMQ)	Tradr 2X Short SOXX Weekly ETF (Ticker: WSOX)
Tradr 2X Long TLT Weekly ETF (Ticker: TLTA)	Tradr 2X Short SOXX Monthly ETF (Ticker: BSOX)
Tradr 2X Long XLK Weekly ETF (Ticker: XLKW)	Tradr 2X Short SOXX Quarterly ETF (Ticker: QSOX)
Tradr 2X Long XLK Monthly ETF (Ticker: XLKM)	Tradr 2X Short TLT Monthly ETF (Ticker: MTLT)
Tradr 2X Long XLK Quarterly ETF (Ticker: XLKQ)	Tradr 1.75X Short NVDA Weekly ETF (Ticker: WNVD)
Tradr 2X Long XLF Weekly ETF (Ticker: XLFW)	Tradr 1.5X Short NVDA Monthly ETF (Ticker: MNVD)
Tradr 2X Long XLF Monthly ETF (Ticker: XLFM)	Tradr 1.5X Short TSLA Weekly ETF (Ticker: WTSL)
Tradr 2X Long XLF Quarterly ETF (Ticker: XLFQ)	Tradr 1.5X Short TSLA Monthly ETF (Ticker: TSLF)
Tradr 2X Long XBI Weekly ETF (Ticker: XBIW)
Tradr 2X Long XBI Monthly ETF (Ticker: XBIM)
Tradr 1.75X Long XBI Quarterly ETF (Ticker: XBIQ)
Tradr 1.75X Long NVDA Monthly ETF (Ticker: NVDM)
Tradr 1.5X Long NVDA Quarterly ETF (Ticker: NVDT)
Tradr 1.5X Long TSLA Monthly ETF (Ticker: TSLM) Tradr 1.5X Long TSLA Quarterly ETF (Ticker: QTSL)

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.